Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the net assets acquired as of the February 1, 2013 Acquisition date adjusted for measurement period adjustments:

	February 1, 2013 (As Initially Reported)	Measurement Period Adjustments	February 1, 2013 (As Adjusted)
Cash and cash equivalents	$79.7	$—	$79.7
Accounts and notes receivable—trade	855.8	22.7	878.5
Inventories	673.0	3.0	676.0
Prepaid expenses and other	8.2	(1.3)	6.9
Property, plant and equipment	1,707.7	(1.8)	1,705.9
Identifiable intangibles	1,539.3	(19.0)	1,520.3
Other assets—noncurrent	98.8	19.1	117.9
Accounts payable	(409.1)	(6.9)	(416.0)
Other accrued liabilities	(232.0)	7.5	(224.5)
Other liabilities	(331.1)	(35.3)	(366.4)
Deferred income taxes	(312.9)	223.2	(89.7)
Noncontrolling interests	(66.7)	—	(66.7)

Net assets acquired before goodwill on acquisition	3,610.7	211.2	3,821.9
Goodwill on acquisition	1,315.2	(229.8)	1,085.4

Net assets acquired	$4,925.9	$(18.6)	$4,907.3

Business Acquisition, Pro Forma Information

The following unaudited supplemental pro forma information presents the financial results as if the acquisition of DPC had occurred at January 1, 2012. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made at January 1, 2012, nor is it indicative of any future results.

	Year Ended December 31,
(in millions, except per share data)	2013	2012
Net sales	$4,277.3	$4,219.4
Net loss	$(87.1)	$(270.1)
Net loss attributable to controlling interests	$(93.7)	$(274.6)
Earnings per share (Basic and Diluted)	$(0.41)	$—